Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total Revenues	$ 18,620,000	$ 15,181,000	$ 56,202,332	$ 54,458,845
Cost of goods sold
Cost of goods sold	14,023,000	12,014,000
Total costs of goods sold	14,023,000	12,014,000	43,139,895	43,089,210
Gross profit	4,597,000	3,166,000	13,062,437	11,369,635
Operating expenses
General and administrative	689,000	477,000	2,472,240	1,858,847
Salary and employee benefits	2,855,000	2,603,000	9,917,079	7,951,970
Depreciation and amortization	543,000	437,000	1,841,363	1,762,937
Professional fees	415,000	293,000	1,855,525	674,374
Total operating expenses	4,502,000	3,810,000	16,086,207	12,248,128
Income (loss) from operations	95,000	(644,000)	(3,023,770)	(878,493)
Other income (expenses):
Interest expense	(684,000)	(295,000)	(1,570,003)	(1,555,350)
Restructuring expense				(26,880)
Other (expenses) income	(46,000)	3,000	(1,133,410)	29,548
Total other expenses	(730,000)	(292,000)	(2,703,413)	(1,552,682)
Net loss before Income Taxes	(635,000)	(936,000)	(5,727,183)	(2,431,175)
Provision for Income Taxes
Current		(13,000)	(47,351)
Deferred			552,489
Total Provision for Income Taxes		(13,000)	505,138
Net loss attributable to Quest Solution Inc.	(635,000)	(949,000)	(5,222,045)	(2,431,175)
Less: Preferred stock - Series C dividend	(47,000)	(48,000)	188,612	(289,695)
Net loss attributable to the common stockholders	$ (682,000)	$ (997,000)	(5,410,657)	(2,141,480)
Foreign currency translation adjustment			881
Other comprehensive income (loss)			$ (5,409,776)	$ (2,141,480)
Net loss per share - basic	$ (0.01)	$ (0.03)	$ (0.11)	$ (0.06)
Net loss per share - diluted			$ (0.11)	$ (0.06)
Net loss per share from continuing operations - basic	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding - basic	71,681,522	37,125,286
Weighted average number of common shares outstanding - basic and diluted	71,681,522	37,125,286	49,630,590	35,814,751